SEGMENT AND GEOGRAPHIC INFORMATION: (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION:
Schedule of geographic data

	2011	2010	2009
Net product sales:
United States	$487,185	$471,714	$455,517
Foreign	41,184	45,435	40,075
	$528,369	$517,149	$495,592
Long-lived assets:
United States	$170,173	$172,087	$176,044
Foreign	41,989	43,405	44,677
	$212,162	$215,492	$220,721